CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2014	$ 53,796	$ 5,705	$ 129,618	$ (2,909)	$ (75,767)	$ (2,851)
Balance (in shares) at Dec. 31, 2014		7,688,564
Issuance of shares in respect of Stock-based compensation	14	$ 3	11	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		14,999
Stock-based compensation expenses	309	$ 0	309	0	0	0
Acquisition of non-controlling interests	541	$ 62	(1,528)	0	0	2,007
Acquisition of non-controlling interests (in shares)		81,081
Other comprehensive income	(3,423)	$ 0	0	(3,345)	0	(78)
Net income (loss) attributable to Non -controlling interest	(147)	0	0	0	0	(147)
Total	3,798	0	0	0	3,945	0
Balance at Dec. 31, 2015	55,035	$ 5,770	128,410	(6,254)	(71,822)	(1,069)
Balance (in shares) at Dec. 31, 2015		7,784,644
Issuance of shares in respect of Stock-based compensation	98	$ 67	31	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		89,275
Stock-based compensation expenses	320	$ 0	320	0	0	0
Exercise of options in subsidiary	0	0	(323)	323	0	0
Distribution of a subsidiary as a divided in kind	(17,577)	0	0	(213)	(17,737)	373
Other comprehensive income	1,311	0	0	511	0	800
Net income (loss) attributable to Non -controlling interest	58	0	0	0	0	58
Total	3,502	0	0	0	3,444	0
Balance at Dec. 31, 2016	42,689	$ 5,837	128,438	(5,633)	(86,115)	162
Balance (in shares) at Dec. 31, 2016		7,873,919
Issuance of shares in respect of Stock-based compensation	395	$ 158	237	0	0	0
Issuance of shares in respect of Stock-based compensation (in shares)		185,175
Stock-based compensation expenses	518	$ 0	401	0	0	117
Other comprehensive income	3,293	0	0	3,293	0	0
Net income (loss) attributable to Non -controlling interest	3	0	0	0	0	3
Total	16,521	0	0	0	16,518	0
Balance at Dec. 31, 2017	$ 63,416	$ 5,995	$ 129,076	$ (2,340)	$ (69,597)	$ 282
Balance (in shares) at Dec. 31, 2017		8,059,094